Borrowings - Credit Facilities 1 (Details) $ in Thousands	4 Months Ended	10 Months Ended	11 Months Ended	12 Months Ended
	Apr. 30, 2019 USD ($)	Oct. 26, 2010 USD ($)	Dec. 06, 2010 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Line Of Credit Facility [Line Items]
Amount drawn down				$ 308,368	$ 69,512	$ 49,764
Outstanding amount				$ 1,187,138	1,216,400
BNP Paribas S.A. and DVB Bank S.E.
Line Of Credit Facility [Line Items]
Line of credit facility issuance date				Apr. 08, 2010
Line of credit facility maximum borrowing capacity				$ 75,000
Number of loan tranches				3
Amount of each tranche				$ 25,000
Vessels financed				Three product tankers
Repayment installments				12
Repayment frequency				semi-annual
Repayment amount				$ 750
Balloon payment on the last repayment date				$ 16,000
Interest rate description				LIBOR plus 250 bps
Loan margin percentage				2.50%
Amount repaid	$ 50,250
Outstanding amount				$ 0	51,750
Eurobank Ergasias S.A. $52,200
Line Of Credit Facility [Line Items]
Line of credit facility issuance date				Oct. 26, 2010
Line of credit facility maximum borrowing capacity				$ 52,200
Amount drawn down		$ 51,600
Number of loan tranches				2
Vessels financed				Two LR1 product tankers
Interest rate description				LIBOR plus 275 bps
Loan margin percentage				2.75%
Outstanding amount				$ 0	32,841
Eurobank Ergasias S.A. $52,200 | Tranche A
Line Of Credit Facility [Line Items]
Amount of each tranche				$ 26,100
Repayment installments				32
Repayment frequency				quarterly
Repayment amount				$ 345
Balloon payment on the last repayment date				15,060
Eurobank Ergasias S.A. $52,200 | Tranche B
Line Of Credit Facility [Line Items]
Amount of each tranche				$ 25,500
Repayment installments				32
Repayment frequency				quarterly
Repayment amount				$ 337
Balloon payment on the last repayment date				$ 14,716
Eurobank Ergasias S.A. $52,000
Line Of Credit Facility [Line Items]
Line of credit facility issuance date				Dec. 06, 2010
Line of credit facility maximum borrowing capacity				$ 52,000
Amount drawn down			$ 46,200
Number of loan tranches				2
Amount of each tranche				$ 23,100
Vessels financed				Two LR1 product tankers
Repayment installments				32
Repayment frequency				quarterly
Repayment amount				$ 306
Balloon payment on the last repayment date				$ 13,308
Interest rate description				LIBOR plus 300 bps
Loan margin percentage				3.00%
Outstanding amount				$ 28,758	$ 31,206